Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

10. Income Taxes

The Company recorded income tax expense of approximately $0.6 million and $0.13 million for the three months ended September 30, 2024 and 2023, respectively and approximately $1.2 million and $0.14 million for the nine months ended September 30, 2024 and 2023, respectively. We estimate our annual effective income tax rate to be -4.04% for calendar year 2024, which is different from the U.S. federal statutory rate, primarily due to the Company’s full valuation allowance position.

As of September 30, 2024, we have no material unrecognized tax benefits and we expect no material unrecognized tax benefits for the next 12 months.

11.	Income Taxes

The components of the provision for income taxes are as follows (dollars in thousands):

	Year Ended
	December 31,
	2023	2022
Federal	-	-
State	17	40
International	406	-
Current income tax expense (benefit)	423	40
Deferred
Federal	-	-
State	-	-
International	(134)	(48)
Deferred income tax expense (benefit)	(134)	(48)
Total tax expense
Federal	-	-
State	17	40
International	272	(48)
Total	289	(8)

Taxes on income vary from the statutory federal income tax rate applied to earnings before tax on income as follows (dollars in thousands):

	Year Ended
	December 31,
	2023	2022
Statutory federal income tax rate of 21% applied to earnings before income taxes and extraordinary items	$(11,091)	$(10,341)
State taxes - net of federal benefit	14	31
Meals and entertainment	10	14
Transactions expenses	-	41
Gift	4	4
Stock compensation (ISOs)	189	-
Changes in FV of derivative liability	(1,374)	(3,540)
Derecognition expense on conversion of convertible debt	5,257	1,199
Valuation allowance	7,223	12,329
Others	212	116
Foreign rate difference	(155)	139
Total	$289	$(8)

Deferred income tax assets and liabilities arising from differences between accounting for financial statement purposes and tax purposes, less valuation reserves at year-end, are as follows (dollars in thousands):

	Year Ended
	December 31,
	2023	2022

State taxes - prior year	$4	$4
Intangible assets	4,785	5,380
Fixed assets	2	-
Allowance for credit losses	1,064	6,169
Capitalization of research and development Under Sec 174	2,012	1,121
Inventory reserve	24	-
Contingent liability	-	130
Stock compensation (RSA)	111	-
Lease liability	962	270
Accrued expenses	73	-
Other	70	-
Net operating loss carryover	26,689	12,489
Total deferred tax assets	35,796	25,563

Deferred tax liabilities:
Fixed assets	-	(5)
Goodwill Tier 1	(161)	(104)
Intangible assets	(13)	(78)
Right of use assets	(987)	(250)
Total deferred tax liabilities	(1,161)	(437)

Net deferred tax assets, non-current prior to valuation allowance	34,635	25,126
Valuation allowance	(34,579)	(25,204)
Total net deferred taxes	$56	$(78)

The Company uses the liability method of accounting for income taxes as set forth in ASC 740, Income Taxes (ASC 740). Under the liability method, deferred taxes are determined based on differences between the financial statement and tax bases of assets and liabilities using enacted tax rates.

As of December 31, 2023, the Company had Federal and State Net Operating Loss (“NOL”) carryforwards of $101.7 million and $71.3 million, respectively. Under the new tax law, the Federal NOL arising in tax years ending after December 31, 2017 will be carried forward indefinitely. The Company does not have pre-tax reform Federal NOL carryforwards as of December 31, 2023. NOL carryforwards arising from tax years ending after December 31, 2017, are $101.7 million. The State NOL carryforwards will begin to expire in 2038.

As of December 31, 2023 and 2022, the Company maintained a full valuation allowance for NOL carryforward deferred tax assets. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversals of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. The amount of the deferred tax asset considered realizable, however, could be reduced if estimates of future taxable income are reduced.

The Company files a consolidated Federal income tax return and files tax returns in various state and local jurisdictions. The statutes of limitations for its consolidated Federal income tax returns are open for years 2020 and thereafter, and state and local income tax returns are open for years 2019 and thereafter.

Interest and penalties related to uncertain tax positions are recognized as a component of income tax expense. For the tax years ended December 31, 2023 and 2022, the Company recognized no interest or penalties.